PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
At December 31, 2021 and 2020, property and equipment consist of the following:

As of September 30, 2022 and December 31, 2021, property and equipment consist of the following:

	September 30, 2022	December 31, 2021
Machinery and equipment	$667,000	$680,000
Computers	-	483,000
Office furniture and equipment	97,000	160,000
Leasehold improvements	72,000	89,000
EV chargers	64,000	-
	900,000	1,412,000
Less: accumulated depreciation and amortization	(652,000)	(1,301,000)
Property and equipment, net	$248,000	$111,000

T U R N O N G R E E N I N C [Member]
At December 31, 2021 and 2020, property and equipment consist of the following:

At December 31, 2021 and 2020, property and equipment consist of the following:

	December 31,
	2021	2020
Machinery and equipment	$679,000	$661,000
Computers	484,000	484,000
Office furniture and equipment	160,000	160,000
Leasehold improvements	89,000	89,000
	1,412,000	1,394,000
Less: accumulated depreciation and amortization	(1,301,000)	(1,276,000)
Property and equipment, net	$111,000	$118,000